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                     SUPPLEMENT DATED OCTOBER 15, 2004 TO

                      PROSPECTUS DATED APRIL 30, 2004 FOR

              FLEXIBLE PREMIUM VARIABLE UNIVERSAL LIFE INSURANCE

                                   ISSUED BY

                     GE LIFE AND ANNUITY ASSURANCE COMPANY

                                  THROUGH ITS

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

This supplement updates certain information contained in your prospectus. Please read it and keep it with your prospectus for future reference.

The Adviser (and Sub-Adviser(s), as applicable) provision of the Subaccounts section in your prospectus is amended as follows:

   Effective October 1, 2004, Pilgrim Baxter and Associates, Ltd., adviser to the PBHG Growth II Portfolio and PBHG Large Cap Growth Portfolio, both series of the PBHG Insurance Series Fund, Inc. changed its name to Liberty Ridge Capital, Inc.

   Please refer to the prospectus and any prospectus supplements for PBHG Insurance Series Fund, Inc. for additional information.